Note 33 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands	3 Months Ended																							12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Operating profit	$ 8,708	$ 16,125	$ 5,330	$ 2,323	$ 9,209	$ 921	$ (1,498)	$ (6,746)	$ 12,391	$ 14,248	$ 10,295	$ 7,397	$ 12,532	$ 7,841	$ 8,375	$ 6,381	$ 9,777	$ 8,278	$ 11,444	$ 7,589	$ 8,677	$ 8,256	$ 12,286	$ 43,674	$ 10,955	[1],[2]	$ 30,188	[1],[2]	$ 36,145	[1],[2]	$ 35,880	[1],[2]	$ 36,808	[1],[2]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, property, plant and equipment																								1,711	877		8,209		497		0		144
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets																								0	0		467		3,837		2,930		0
Impairment of solar plant - VAT and duty receivables																								0	720		0		0		0		0
Impairment of assets held for sale (note 24)																								385	0		0		0		0		0
Expected credit losses on deferred consideration on the disposal of subsidiary																								0	0		0		761		0		0
Profit on sale of subsidiary																								0	0	[1]	0	[1]	0	[1]	0	[1]	(5,409)	[1]
Unrealised foreign exchange losses (gains) (note 9)																								1,683	5	[2]	(2,648)	[2]	(539)	[2]	(3,512)	[2]	(7,226)	[2]
Cash-settled share-based expense (note 12.1)																								201	463		609		477		1,413		689
Share-based expense included in production costs (note 12)																								434	660		853		692		634		107
Cash portion of cash-settled share-based expense																								(691)	(1,695)		(1,468)		(420)		(1)		(1,384)
Expense from equity-settled share-based payment transactions	$ 279	$ 305	$ 201	$ 76	$ 233	$ 221	$ 110	$ 308	$ 94	$ (0)	$ 82													1,054	640	[1]	484	[1]	(0)	[1]	(0)	[1]	(0)	[1]
Equity-settled share-based employee tax on vesting																								(182)	0		0		0		0		0
Depreciation (note 18)																								16,021	14,486		10,141		8,046		4,628		4,434
Fair value loss on derivative instruments (note 11)																								831	1,119		401		240		266		(102)
Adjustments for gain (loss) on disposals, property, plant and equipment																								32	33		0		0		0		63
Derecognition of property, plant and equipment																								0	0		0		(38)		182		0
Site restoration provision adjustment on assets and liabilities held for sale																								6	0		0		0		0		0
Write-down of inventory																								312	283		563		0		0		0
Cash generated from operations before working capital changes																								65,471	28,546		47,799		49,698		42,420		28,124
Inventories																								(3,777)	(2,182)		1,915		(4,016)		(5,707)		(1,655)
Prepayments																								(3,718)	338		(1,375)		(4,272)		816		(2,099)
Trade and other receivables																								(5,611)	(1,910)		(1,561)		(4,746)		539		393
Trade and other payables																								3,073	1,606		2,879		2,039		(101)		(878)
Cash generated from operations																								$ 55,438	$ 26,398		$ 49,657		$ 38,703		$ 37,967		$ 23,885

[1]	Refer to note 41.
[2]	Unaudited and restated. Refer to note 2.2 and note 41.